Treasury Shares (Details) - SEK (kr)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Treasury Shares
Transfer (sale) of treasury shares	kr 59,580,087	kr 59,106,188	kr 59,580,087
Ordinary shares
Treasury Shares
Number of ordinary shares held as treasury shares	5,908,018
Treasury shares
Treasury Shares
Transfer (sale) of treasury shares	kr 0